Segment information - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) segment	Dec. 31, 2021 USD ($)
Disclosure of operating segments [line items]
Number of reportable segments | segment	5
Metal sales	$ 871,984	$ 940,914
Turkiye
Disclosure of operating segments [line items]
Metal sales	398,602	486,069
Turkiye | One customer
Disclosure of operating segments [line items]
Metal sales	243,257	319,340
Canada
Disclosure of operating segments [line items]
Metal sales	312,962	273,358
Canada | One customer
Disclosure of operating segments [line items]
Metal sales	311,056	272,857
TURKEY and GREECE | One customer
Disclosure of operating segments [line items]
Metal sales	$ 90,650	$ 25,435